                       AIM SELECT REAL ESTATE INCOME FUND

                (SERIES PORTFOLIO OF AIM COUNSELOR SERIES TRUST)

                          Supplement dated May 8, 2007
                   to the Statement of Additional Information
                              dated March 12, 2007
                         as supplemented March 23, 2007

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

--------------------------- ------------------------------------------------------------ --------------------------------
     Name of Trustee                     Dollar Range of Equity Securities                  Aggregate Dollar Range of
                                                     Per Fund                               Equity Securities in All
                                                                                              Registered Investment
                                                                                          Companies Overseen by Trustee
                                                                                              in The AIM Family of
                                                                                          Funds--Registered Trademark--
--------------------------- ------------------------------------------------------------ --------------------------------
Martin L. Flanagan(4)                                   N/A                                            N/A
--------------------------- ------------------------------------------------------------ --------------------------------
Robert H. Graham            AIM Select Real Estate Income Fund      $50,000 - $100,000            Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Philip A. Taylor(5)                                     -0-                                            -0-
--------------------------- ------------------------------------------------------------ --------------------------------
Bob R. Baker                AIM Select Real Estate Income Fund       $10,001 - $50,000            Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Frank S. Bayley                                         -0-                                       Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
James T. Bunch              AIM Select Real Estate Income Fund            $1 - $10,000            Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Bruce L. Crockett           AIM Select Real Estate Income Fund            $1 - $10,000            Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Albert R. Dowden                                        -0-                                       Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Jack M. Fields                                          -0-                                       Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Carl Frischling                                         -0-                                       Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Prema Mathai-Davis          AIM Select Real Estate Income Fund            $1 - $10,000            Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Lewis F. Pennock            AIM Select Real Estate Income Fund       $10,001 - $50,000            Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Ruth H. Quigley             AIM Select Real Estate Income Fund            $1 - $10,000            Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Larry Soll                                              -0-                                       Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------


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(4)   Mr. Flanagan was elected as a trustee of the Trust effective February 24,
      2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."